CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Jul. 31, 2013	Jul. 31, 2012
Statement Of Financial Position [Abstract]
Common stock, par value	$ 1	$ 1
Common stock, shares authorized	5,000,000	5,000,000
Common stock, shares issued	2,178,297	2,178,297
Unrealized gain (loss) on available-for-sale securities, deferred taxes (benefit)	$ 150,000	$ 110,000
Treasury stock, shares	162,517	162,517